FINANCIAL INCOME AND EXPENSES (Schedule of Financial Income (Expenses), Net) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Financing Income Abstract
Fair value adjustments of derivative financial instruments	$ 0	$ 1,017
Interest income	0	2
Financial income	0	1,019
Financial expense:
Interest on leases	(330)	(415)
Penalty for early repayment of senior secured term loan (Note 11)	(3,450)	0
Loss on disposal of exchangeable notes (Note 11)	(9,678)	0
Cash interest on convertible & exchangeable notes	(341)	(1,998)
Cash interest on senior secured term loan (Note 11)	(3,647)	0
Accretion interest on convertible & exchangeable notes (Note 11)	(204)	(323)
Accretion on senior secured term loan (Note 11)	(2,461)	0
Fair value adjustments of derivative financial instruments (Note 11)	(192)	0
Financial expense	(20,303)	(2,736)
Net Financing Expense	$ (20,303)	$ (1,717)